INCOME TAX - By tax Jurisdictions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loss (income) before income taxes:
PRC	¥ 287,250	¥ (19,765)	¥ 68,080
Other jurisdictions	661,502	568,201	358,353
Total loss before income taxes	948,752	548,436	426,433
Current tax expenses:
PRC	290,924	210,503	65,819
Other jurisdictions		14	3
Total current tax expenses	290,924	210,517	65,822
Deferred tax benefits:
PRC	(48,463)	(89,739)	(50,172)
Total deferred tax benefits	(48,463)	(89,739)	(50,172)
Total income taxes (benefits) expenses	¥ 242,461	¥ 120,778	¥ 15,650